Leases - Schedule of Future Lease Payments under Operating Leases (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Future lease payments under operating leases
2022	$ 19,059
2023	19,307
2024	17,341
2025	17,626
2026	89,811
Thereafter	89,811
Total future lease payments	252,955
Less: Imputed interest	130,105
Total lease liability balance	$ 122,850